SCHEDULE OF COMMON STOCK ISSUED AND OUTSTANDING (Details) - Stardust Power Inc And Subsidiary [Member] - shares		8 Months Ended	10 Months Ended
		Jul. 08, 2024	Dec. 31, 2023
Stardust Power rollover equity
Total shares issued			9,017,300
Total shares outstanding		47,736,650	9,017,300
GPAC II [Member]
Stardust Power rollover equity	[1],[2]	42,393,905
Total shares issued		47,736,650
Total shares outstanding		47,736,650
GPAC II [Member] | Public Share Holders [Member]
Issuance of common stock, shares	[3],[4]	137,427
GPAC II [Member] | Sponsor [Member]
Issuance of common stock, shares	[5],[6]	4,000,000
GPAC II [Member] | Private Placement Agreement [Member]
Issuance of common stock, shares	[7]	1,077,541
GPAC II [Member] | Non Redemption Agreement [Member]
Issuance of common stock, shares	[8]	127,777

[1]	Includes (i) 894,132 shares of Combined Company Common Stock issued in exchange for shares of Legacy Stardust Power Common Stock with the conversion of the SAFE notes and convertible equity agreements and (ii) 41,499,772 shares of Combined Company Common Stock issued in accordance with the Business Combination Agreement underlying the Exchanged Company Restricted Common Stock.
[2]	Includes eight shareholders, whose shares are not subject to lock-up or transfer restrictions.
[3]	Excludes 4,999,929 Public Warrants that converted automatically into a whole warrant exercisable for one share of Common Stock.
[4]	Reflects the reclassification of $1,564,086 of cash held in trust account, after reversal of redemptions of 2,877 shares at $11.38 per share, post June 30, 2024, resulting in a net increase of $1,564,086, net of redemptions, in cash.
[5]	Excludes 5,566,667 Private Placements Warrants that converted automatically into a whole warrant exercisable for one share of Common Stock.
[6]	Includes 1,000,000 Sponsor Earnout Shares (as defined in the Business Combination Agreement). While the Earnout Shares are legally issued, they are subject to forfeiture based on vesting conditions not being met. (See Note 13).
[7]	Reflects the receipt of $10,075,002 of PIPE proceeds resulting in issuance of 1,077,541 shares with the corresponding impact of $108 in Combined Company Common Stock and the balance impact being booked to additional paid-in capital.
[8]	Includes 127,777 shares of Combined Company Common Stock issued to GPAC II shareholders entering into NRAs.